Intangible assets, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Amortization expense recognized	¥ 1,290	¥ 1,088	¥ 1,302